Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000175204 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Silicon Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | CACI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175204 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175204 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000175204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000175204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000175204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000175204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000175204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004724 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Silicon Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | CACI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004724 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004724 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000004724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004723 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Silicon Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | CACI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004723 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004723 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000004723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243226 [Member] | Wells Fargo Securities LLC repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243226 [Member] | Deutsche Bank Securities repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243226 [Member] | Bank of America National Association repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243226 [Member] | Bank of America National Association repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243226 [Member] | Credit Agricole Corporate and Investment Bank repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243226 [Member] | TD Securities USA repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243226 [Member] | BNP Paribas Securities Corp repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243226 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243226 [Member] | Wells Fargo Securities LLC repo 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243226 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243226 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000243226 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243226 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243226 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000243226 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243226 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000243226 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000243226 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000004729 [Member] | Wells Fargo Securities LLC repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004729 [Member] | Deutsche Bank Securities repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004729 [Member] | Bank of America National Association repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004729 [Member] | Bank of America National Association repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004729 [Member] | Credit Agricole Corporate and Investment Bank repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004729 [Member] | TD Securities USA repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004729 [Member] | BNP Paribas Securities Corp repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004729 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004729 [Member] | Wells Fargo Securities LLC repo 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004729 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004729 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000004729 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004729 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004729 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000004729 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004729 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000004729 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000004729 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000071257 [Member] | Wells Fargo Securities LLC repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071257 [Member] | Deutsche Bank Securities repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071257 [Member] | Bank of America National Association repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071257 [Member] | Bank of America National Association repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071257 [Member] | Credit Agricole Corporate and Investment Bank repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071257 [Member] | TD Securities USA repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071257 [Member] | BNP Paribas Securities Corp repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071257 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071257 [Member] | Wells Fargo Securities LLC repo 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071257 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071257 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000071257 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071257 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071257 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000071257 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071257 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000071257 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000071257 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000071260 [Member] | Wells Fargo Securities LLC repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071260 [Member] | Deutsche Bank Securities repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071260 [Member] | Bank of America National Association repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071260 [Member] | Bank of America National Association repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071260 [Member] | Credit Agricole Corporate and Investment Bank repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071260 [Member] | TD Securities USA repo 3 67 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071260 [Member] | BNP Paribas Securities Corp repo 3 65 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071260 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071260 [Member] | Wells Fargo Securities LLC repo 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071260 [Member] | Citigroup Global Markets Inc repo 3 66 4 1 26 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071260 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000071260 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071260 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071260 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000071260 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071260 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000071260 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000071260 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000210802 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210802 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210802 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae Pool BZ5369 4 41 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210802 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210802 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210802 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210802 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210802 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210802 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000210802 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066097 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066097 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066097 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae Pool BZ5369 4 41 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066097 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066097 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066097 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066097 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066097 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000066097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074294 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074294 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074294 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae Pool BZ5369 4 41 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074294 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074294 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074294 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074294 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074294 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074294 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000074294 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102917 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102917 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Eagle Funding Luxco Sarl Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102917 [Member] | Angolan Government International Bond 9 38 3 31 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102917 [Member] | Bogota Distrito Capital 13 14 11 5 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102917 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102917 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000102917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102917 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102917 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102917 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102917 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000102917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000102918 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102918 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102918 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102918 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Eagle Funding Luxco Sarl Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102918 [Member] | Angolan Government International Bond 9 38 3 31 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102918 [Member] | Bogota Distrito Capital 13 14 11 5 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102918 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102918 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000102918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102918 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102918 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102918 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102918 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102918 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000102918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102918 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000176573 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176573 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176573 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176573 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Eagle Funding Luxco Sarl Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176573 [Member] | Angolan Government International Bond 9 38 3 31 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176573 [Member] | Bogota Distrito Capital 13 14 11 5 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176573 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176573 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000176573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000176573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176573 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176573 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176573 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000176573 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000176573 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176573 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000268419 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000268419 [Member] | APLD ComputeCo LLC 9 25 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000268419 [Member] | Sunrise FinCo I BV 4 88 7 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000268419 [Member] | ZF North America Capital Inc 7 50 3 24 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000268419 [Member] | Level 3 Financing Inc 6 88 6 30 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000268419 [Member] | SV RNO Property Owner 1 LLC 5 88 3 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000268419 [Member] | One 011778 BC ULC New Red Finance Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000268419 [Member] | Carriage Services Inc 4 25 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000268419 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000268419 [Member] | U S Treasury Notes 3 50 2 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000268419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000268419 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000268419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000268419 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000268419 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000268419 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000268419 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000268419 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000268419 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000268419 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000268419 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000268419 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102922 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102922 [Member] | APLD ComputeCo LLC 9 25 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Sunrise FinCo I BV 4 88 7 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | ZF North America Capital Inc 7 50 3 24 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Level 3 Financing Inc 6 88 6 30 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | SV RNO Property Owner 1 LLC 5 88 3 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | One 011778 BC ULC New Red Finance Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102922 [Member] | Carriage Services Inc 4 25 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102922 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102922 [Member] | U S Treasury Notes 3 50 2 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000102922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000102922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102922 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000102922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102922 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102922 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000102922 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102922 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102922 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102922 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102921 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102921 [Member] | APLD ComputeCo LLC 9 25 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Sunrise FinCo I BV 4 88 7 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | ZF North America Capital Inc 7 50 3 24 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Level 3 Financing Inc 6 88 6 30 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | SV RNO Property Owner 1 LLC 5 88 3 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | One 011778 BC ULC New Red Finance Inc 4 38 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102921 [Member] | Carriage Services Inc 4 25 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102921 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102921 [Member] | U S Treasury Notes 3 50 2 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000102921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000102921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102921 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000102921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102921 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102921 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000102921 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102921 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102921 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102921 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217811 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217811 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217811 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217811 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217811 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217811 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217811 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Fannie Mae Pool BZ3608 4 66 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Connecticut Housing Finance Authority Revenue Series B 4 80 5 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217811 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000217811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217811 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217811 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000217811 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000217811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195863 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195863 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195863 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195863 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195863 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Fannie Mae Pool BZ3608 4 66 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Connecticut Housing Finance Authority Revenue Series B 4 80 5 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195863 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000195863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195863 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000195863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000195863 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195864 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195864 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195864 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195864 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195864 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Fannie Mae Pool BZ3608 4 66 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Connecticut Housing Finance Authority Revenue Series B 4 80 5 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195864 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000195864 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195864 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000195864 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000195864 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227055 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227055 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227055 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227055 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227055 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Luminace Issuer LLC Series 2022 1 Class B 5 91 7 31 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Fannie Mae Pool BZ3608 4 66 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Connecticut Housing Finance Authority Revenue Series B 4 80 5 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227055 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000227055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227055 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000227055 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000227055 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231740 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231740 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231740 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231740 [Member] | Fannie Mae TBA 3 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231740 [Member] | Fannie Mae TBA 6 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231740 [Member] | Fannie Mae TBA 3 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | U S Treasury Notes 4 00 11 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231740 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231740 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231740 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231740 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231740 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231740 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231740 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231740 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231740 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231740 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231740 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231740 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000231740 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231740 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231741 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231741 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231741 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231741 [Member] | Fannie Mae TBA 3 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231741 [Member] | Fannie Mae TBA 6 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231741 [Member] | Fannie Mae TBA 3 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | U S Treasury Notes 4 00 11 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231741 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231741 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231741 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231741 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231741 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231741 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231741 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000231741 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231741 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231739 [Member] | Fannie Mae TBA 2 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231739 [Member] | Fannie Mae TBA 2 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231739 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231739 [Member] | Fannie Mae TBA 3 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231739 [Member] | Fannie Mae TBA 6 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231739 [Member] | Fannie Mae TBA 3 00 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | U S Treasury Notes 4 00 11 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231739 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231739 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231739 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231739 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231739 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231739 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231739 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231739 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231739 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231739 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231739 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231739 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000231739 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231739 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231742 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231742 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231742 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231742 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231742 [Member] | Goldman Sachs Group Inc The 5 07 1 21 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231742 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 8 02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | Planet Fitness Master Issuer LLC Series 2025 1A Class A2II 5 65 12 6 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 1 750 5 43 6 24 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000231742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231742 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231742 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231742 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231742 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231742 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231742 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231742 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000231742 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231742 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231742 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231744 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231744 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231744 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231744 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231744 [Member] | Goldman Sachs Group Inc The 5 07 1 21 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231744 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 8 02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | Planet Fitness Master Issuer LLC Series 2025 1A Class A2II 5 65 12 6 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 1 750 5 43 6 24 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000231744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231744 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231744 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231744 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231744 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231744 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231744 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231744 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000231744 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231744 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231744 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231743 [Member] | U S Treasury Notes 3 38 11 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231743 [Member] | U S Treasury Notes 3 50 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231743 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231743 [Member] | MetroNet Infrastructure Issuer LLC Series 2025 4A Class A2 5 16 12 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231743 [Member] | Goldman Sachs Group Inc The 5 07 1 21 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231743 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 8 02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | Planet Fitness Master Issuer LLC Series 2025 1A Class A2II 5 65 12 6 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 1 750 5 43 6 24 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000231743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231743 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231743 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231743 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231743 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231743 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231743 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231743 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000231743 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231743 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231743 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231743 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231743 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000272662 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000272662 [Member] | Cerdia Finanz GmbH 9 38 10 3 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272662 [Member] | HA Sustainable Infrastructure Capital Inc 7 13 11 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272662 [Member] | Comstock Resources Inc 6 75 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272662 [Member] | Breakwater Energy Holdings Sarl 9 25 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272662 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 NQM2 Class M1 6 83 2 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272662 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 WAG Class C 6 58 11 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000272662 [Member] | WCORE Commercial Mortgage Trust Series 2024 CORE Class D Term SOFR 1M 2 940 6 61 11 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272662 [Member] | Elmwood CLO VI Ltd Series 2020 3A Class D1RR Term SOFR 3M 3 100 6 77 7 18 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272662 [Member] | Mountain View CLO XVI Ltd Series 2022 1A Class D1RR Term SOFR 3M 3 690 7 36 3 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272662 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000272662 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272662 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000272662 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000272662 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272662 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000272662 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272662 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272662 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272662 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272661 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000272661 [Member] | Cerdia Finanz GmbH 9 38 10 3 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272661 [Member] | HA Sustainable Infrastructure Capital Inc 7 13 11 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272661 [Member] | Comstock Resources Inc 6 75 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272661 [Member] | Breakwater Energy Holdings Sarl 9 25 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272661 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 NQM2 Class M1 6 83 2 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272661 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 WAG Class C 6 58 11 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000272661 [Member] | WCORE Commercial Mortgage Trust Series 2024 CORE Class D Term SOFR 1M 2 940 6 61 11 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272661 [Member] | Elmwood CLO VI Ltd Series 2020 3A Class D1RR Term SOFR 3M 3 100 6 77 7 18 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272661 [Member] | Mountain View CLO XVI Ltd Series 2022 1A Class D1RR Term SOFR 3M 3 690 7 36 3 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000272661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000272661 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000272661 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000272661 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272661 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272661 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272661 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272663 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 38 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000272663 [Member] | Cerdia Finanz GmbH 9 38 10 3 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272663 [Member] | HA Sustainable Infrastructure Capital Inc 7 13 11 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272663 [Member] | Comstock Resources Inc 6 75 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272663 [Member] | Breakwater Energy Holdings Sarl 9 25 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000272663 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 NQM2 Class M1 6 83 2 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272663 [Member] | Santander Mortgage Asset Receivable Trust Series 2025 WAG Class C 6 58 11 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000272663 [Member] | WCORE Commercial Mortgage Trust Series 2024 CORE Class D Term SOFR 1M 2 940 6 61 11 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272663 [Member] | Elmwood CLO VI Ltd Series 2020 3A Class D1RR Term SOFR 3M 3 100 6 77 7 18 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272663 [Member] | Mountain View CLO XVI Ltd Series 2022 1A Class D1RR Term SOFR 3M 3 690 7 36 3 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272663 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000272663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272663 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000272663 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000272663 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272663 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000272663 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272663 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272663 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272663 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%